Goldman Sachs Managed Futures Strategy Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Managed Futures Strategy Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	1,046
Expense Example, with Redemption, 5 Years	1,455
Expense Example, with Redemption, 10 Years	2,593
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,339
Expense Example, with Redemption, 10 Years	2,929
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,772
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,892
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	2,424
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	$ 1,760